                      SUPPLEMENT DATED AUGUST 14, 2014 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

                  FLEXIBLE PREMIUM SINGLE LIFE AND JOINT AND
                LAST SURVIVOR VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE LIFE PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated August 1, 2014, the Legg Mason Partners Variable Equity Trust (the "Trust") announced that the Board of Trustees (the "Board") of the Trust approved a reorganization pursuant to which the assets of the ClearBridge Variable All Cap Value Portfolio -- Class I (the "Acquired Fund") would be acquired, and the liabilities of the Acquired Fund would be assumed, by the ClearBridge Variable Large Cap Value Portfolio -- Class I (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the Acquired Fund would then be terminated.

The reorganization is expected to be effected on or about December 5, 2014. Shareholders of the Acquired Fund will not be asked to vote with respect to the reorganization.

On the date of the reorganization, assets held by the Separate Account that are invested in the ClearBridge Variable All Cap Value Portfolio -- Class I will be transferred to the ClearBridge Variable Large Cap Value Portfolio -- Class I. Contract owners that have Account Value allocated to the Subaccount investing in the Acquired Fund on the date of the reorganization will, therefore, have their Account Value transferred to the Subaccount investing in the Acquiring Fund.

The Acquiring Fund will be available as an investment option under your contract on or about December 5, 2014, to accommodate this reorganization. It is anticipated that the Acquired Fund will be closed to purchases two days prior to the reorganization effective date. References to the Acquired Fund in the prospectus are updated accordingly to reflect the reorganization, the termination of the Acquired Fund and the availability of the Acquiring Fund as of the date of the reorganization.

Information about the investment objective and investment adviser for the Acquiring Fund is provided below:

SUBACCOUNT INVESTING IN                             INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value  Seeks long-term capital growth. Current income is
Portfolio -- Class I                  a secondary objective.


-----------------------------------------------------------------------------------------

              INVESTMENT OBJECTIVE                                      ADVISER
-----------------------------------------------------------------------------------------------------
Seeks long-term capital growth. Current income is  Legg Mason Partners Fund Advisor, LLC (subadvised
a secondary objective.                             by ClearBridge Investments, LLC; Western Asset
                                                   Management Company manages the fund's cash and
                                                   short term investments)
-----------------------------------------------------------------------------------------------------

You may make transfers from the Acquired Fund to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the reorganization will not be considered a transfer for any of the purposes described above.

16655 SUPPF 08/14/14

SUBACCOUNTS


                          SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                          --------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES
INSURANCE FUNDS)
                          --------------------------------------------------------------------------
                          INVESCO V.I. COMSTOCK              Seeks capital growth and income
                          FUND -- CLASS II SHARES            through investments in equity
                                                             securities, including common stocks,
                                                             preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                          --------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY           Long-term growth of capital.
                          FUND -- SERIES I SHARES
                          --------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          --------------------------------------------------------------------------
                          INVESCO V.I. VALUE OPPORTUNITIES   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          --------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
VARIABLE PRODUCTS SERIES  THEMATIC GROWTH
FUND, INC.                PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND       Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                          GROWTH FUND -- CLASS B
                          --------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION            The fund pursues long-term total
VARIABLE PORTFOLIOS II,   FUND -- CLASS II                   return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                          --------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES           secondarily, income.

                          --------------------------------------------------------------------------
                          BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                          FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
                          BLACKROCK LARGE CAP GROWTH V.I.    Seeks long-term capital growth.
                          FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
                          BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                          V.I. FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE   COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I         MARSICO GROWTH FUND -- CLASS 1     capital.

                          --------------------------------------------------------------------------
                          COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                          MARSICO INTERNATIONAL              capital.
                          OPPORTUNITIES FUND -- CLASS 2
                          --------------------------------------------------------------------------
EATON VANCE VARIABLE      VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                        income.
                          --------------------------------------------------------------------------
FEDERATED INSURANCE       FEDERATED HIGH INCOME BOND         Seeks high current income.
SERIES                    FUND II -- SERVICE SHARES
                          --------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
     (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------
Seeks high current income.             Federated Investment Management
 Company
------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       FEDERATED KAUFMANN FUND             Seeks capital appreciation.
                       II --SERVICE SHARES


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP BALANCED PORTFOLIO --  SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS     CLASS 2                             consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP CONTRAFUND(R)                   Seeks long-term capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP DYNAMIC CAPITAL APPRECIATION    Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       ------------------------------------------------------------------------------
                       VIP EQUITY-INCOME                   Seeks reasonable income. The fund
                       PORTFOLIO -- SERVICE CLASS 2        will also consider the potential for
                                                           capital appreciation. The fund's goal is
                                                           to achieve a yield which exceeds the
                                                           composite yield on the securities
                                                           comprising the S&P 500(R) Index.
                       ------------------------------------------------------------------------------
                       VIP GROWTH PORTFOLIO -- SERVICE     Seeks to achieve capital appreciation.
                       CLASS 2

                       ------------------------------------------------------------------------------
                       VIP GROWTH & INCOME                 Seeks high total return through a
                       PORTFOLIO -- SERVICE CLASS 2        combination of current income and
                                                           capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                       CLASS 2

                       ------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES                Seeks capital appreciation.
                       PORTFOLIO -- SERVICE CLASS 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     FRANKLIN INCOME VIP                 Seeks to maximize income while
VARIABLE INSURANCE     FUND -- CLASS 2 SHARES              maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                       ------------------------------------------------------------------------------
                       FRANKLIN MUTUAL SHARES VIP          Seeks capital appreciation, with
                       FUND -- CLASS 2 SHARES              income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                       ------------------------------------------------------------------------------
                       TEMPLETON GROWTH VIP                Seeks long-term capital growth. The
                       FUND -- CLASS 2 SHARES              fund normally invests primarily in
                                                           equity securities of companies located
                                                           anywhere in the world, including
                                                           emerging markets.
                       ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
       Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                    Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
------------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
------------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including
emerging markets.
------------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
GE INVESTMENTS          CORE VALUE EQUITY                  Seeks long-term growth of capital and
FUNDS, INC.             FUND -- CLASS 1 SHARES             future income.
                        ------------------------------------------------------------------------------
                        INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                           with prudent investment management
                                                           and the preservation of capital.
                        ------------------------------------------------------------------------------
                        PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                        CLASS 1 SHARES                     future income rather than current
                                                           income.
                        ------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES             Seeks maximum total return through
                        FUND -- CLASS 1 SHARES             current income and capital
                                                           appreciation.
                        ------------------------------------------------------------------------------
                        S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           the S&P 500(R) Composite Stock Index.
                        ------------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                        SHARES






                        ------------------------------------------------------------------------------
                        TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                           composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.
                        ------------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                        SHARES
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET         Maximize current income to the extent
INSURANCE TRUST         FUND -- SERVICE SHARES             consistent with the preservation of
                                                           capital and the maintenance of
                                                           liquidity by investing exclusively in
                                                           high quality money market
                                                           instruments.
                        ------------------------------------------------------------------------------
JANUS ASPEN SERIES      BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                        SHARES                             consistent with preservation of capital
                                                           and balanced by current income.
                        ------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/3/ that seeks long-term growth of capital.
                        ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
----------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C, Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

----------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                          SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                          -----------------------------------------------------------------------------
LEGG MASON PARTNERS       CLEARBRIDGE VARIABLE AGGRESSIVE     Seeks capital appreciation.
VARIABLE EQUITY TRUST/1/  GROWTH PORTFOLIO -- CLASS II




                          -----------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE ALL CAP        Seeks long-term capital growth.
                          VALUE PORTFOLIO -- CLASS I          Current income is a secondary
                                                              consideration.



                          -----------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE LARGE CAP      Seeks long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS I          Current income is a secondary
                                                              objective.



                          -----------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST           SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                          -----------------------------------------------------------------------------
                          MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
                          SERVICE CLASS SHARES                seek capital appreciation.
                          -----------------------------------------------------------------------------
                          MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                          SERVICE CLASS SHARES                seek total return.
                          -----------------------------------------------------------------------------
                          MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                          CLASS SHARES                        seek total return.
                          -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE      OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation.
ACCOUNT FUNDS             APPRECIATION FUND/VA -- SERVICE
                          SHARES
                          -----------------------------------------------------------------------------
                          OPPENHEIMER CAPITAL INCOME          The Fund seeks total return.
                          FUND/VA -- SERVICE SHARES
                          -----------------------------------------------------------------------------
                          OPPENHEIMER DISCOVERY MID CAP       The Fund seeks capital appreciation.
                          GROWTH FUND/VA -- SERVICE
                          SHARES
                          -----------------------------------------------------------------------------
                          OPPENHEIMER GLOBAL FUND/            The Fund seeks capital appreciation.
                          VA -- SERVICE SHARES
                          -----------------------------------------------------------------------------
                          OPPENHEIMER MAIN STREET FUND/       The Fund seeks capital appreciation.
                          VA -- SERVICE SHARES
                          -----------------------------------------------------------------------------
                          OPPENHEIMER MAIN STREET SMALL       The Fund seeks capital appreciation.
                          CAP FUND(R)/VA -- SERVICE SHARES
                          -----------------------------------------------------------------------------
PIMCO VARIABLE            ALL ASSET PORTFOLIO -- ADVISOR      Seeks maximum real return consistent
INSURANCE TRUST           CLASS SHARES                        with preservation of real capital and
                                                              prudent investment management.
                          -----------------------------------------------------------------------------
                          HIGH YIELD PORTFOLIO --             Seeks maximum total return,
                          ADMINISTRATIVE CLASS SHARES         consistent with preservation of capital
                                                              and prudent investment management.
                          -----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                         Advisors, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Advisors, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
objective.                               Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial
seek total return.                       Services Company
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return.                       Company
---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


---------------------------------------------------------------------------
The Fund seeks total return.             Oppenheimer Funds

---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

---------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC/Research Affiliates,
prudent investment management.           LLC
---------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
---------------------------------------------------------------------------

                    /1/ The Board of Trustees of the Trust has approved a
                        reorganization pursuant to which the assets of ClearBridge Variable All Cap Value Portfolio -- Class I will be acquired, and its liabilities assumed, by ClearBridge Variable Large Cap Value Portfolio -- Class I, in exchange for shares of ClearBridge Variable Large Cap Value Portfolio -- Class I. Shares of ClearBridge Variable Large Cap Value Portfolio -- Class I will be distributed to fund shareholders, and ClearBridge Variable All Cap Value -- Class I will then be terminated. The reorganization is expected to be effected on or about December 5, 2014. It is anticipated that ClearBridge Variable All Cap Value Portfolio -- Class I shares will be closed to purchases two days prior to the reorganization effective date. ClearBridge Variable Large Cap Value Portfolio -- Class I will be available on or about December 5, 2014.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) FUND/1/              Seeks to provide investment results
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The fund's
                                                          current benchmark is the NASDAQ
                                                          100 Index(TM).
                       ----------------------------------------------------------------------------
WELLS FARGO            WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
VARIABLE TRUST         GROWTH FUND -- CLASS 2             appreciation.

                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    --------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current     The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                    SHARES
                    --------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.     Janus Capital Management LLC
                    SHARES
                    --------------------------------------------------------------------------------------------------------
                    GLOBAL RESEARCH                    Seeks long-term growth of capital.     Janus Capital Management LLC
                    PORTFOLIO -- SERVICE SHARES
                    --------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.     Janus Capital Management LLC
                    SERVICE SHARES
                    --------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.     Janus Capital Management LLC
                    --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and   Company LLC
                    CLASS SHARES                       prudent investment management.
                    --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long-term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                    AS APPLICABLE)
                       ----------------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. AMERICAN FRANCHISE  To seek capital growth.                Invesco Advisers, Inc.
INSURANCE FUNDS        FUND -- SERIES II SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                       ----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE EQUITY      Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  INCOME PORTFOLIO -- CLASS II     Long-term capital appreciation is a    LLC (subadvised by ClearBridge
                                                        secondary objective.                   Advisors, LLC; Western Asset
                                                                                               Management Company manages the
                                                                                               fund's cash and short term
                                                                                               investments)
                       ----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                              Lynchburg, VA 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.